Acquisitions of Subsidiaries (Details) - Schedule of Assets Acquired and Liabilities Recognized At the Date of Acquisition $ in Thousands	Apr. 30, 2023 USD ($)
Acquisition of AMTD Assets in Two Thousand Twenty Three [Member]
Acquisitions of Subsidiaries (Details) - Schedule of Assets Acquired and Liabilities Recognized At the Date of Acquisition [Line Items]
Interests in joint ventures	$ 24,726
Property, plant and equipment	135,592
Cash and cash equivalents	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Accounts payable	(311)
Other payables and accruals	(1,582)
Contract liabilities	(688)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,972)
Assets acquired and liabilities recognized	(3,159)
Acquisition of PolicyPal in Two Thousand Twenty [Member]
Acquisitions of Subsidiaries (Details) - Schedule of Assets Acquired and Liabilities Recognized At the Date of Acquisition [Line Items]
Property, plant and equipment	4
Intangible asset	5,836
Accounts receivable, deposits and other receivables	38
Cash and cash equivalents	5,673
Accounts and other payables	(2,398)
Deferred tax liability	(992)
Assets acquired and liabilities recognized	$ 8,161